Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
MRP SynthEquity ETF
Shareholder Report [Line Items]
Fund Name	MRP SynthEquity ETF
Class Name	MRP SynthEquity ETF
Trading Symbol	SNTH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MRP SynthEquity ETF (the "Fund") for the period March 10, 2025 (the Fund's “Inception”) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.synthequityetf.com. You can also request this information by contacting us at (844) 874-7383 or by writing to MRP SynthEquity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(844) 874-7383
Additional Information Website	www.synthequityetf.com
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MRP SynthEquity ETF	$86	0.95%

Costs paid as a percentage of investment are annualized.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund (SNTH) generated a total return of 22.81%. This compares to the 23.18% total return of the S&P 500 Index (SPX). The Fund is an options-based investment approach that utilizes index options in the S&P 500; it focuses on longer-term at-the-money call options, along with out-of-the money call option spreads, in order to achieve upside gains while limiting downside losses. The Fund's performance during the reporting period can be attributed to appreciation in the underlying SPX index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Since Inception 03/10/2025
MRP SynthEquity ETF	22.81%
S&P 500 TR	23.18%

Performance Inception Date	Mar. 10, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.synthequityetf.com for more recent performance information.
Net Assets	$ 124,492,000
Holdings Count | Holdings	12
Advisory Fees Paid, Amount	$ 481,645
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Size (Thousands)	$124,492
Number of Holdings	12
Total Advisory Fee	$481,645
Portfolio Turnover Rate	19%

Holdings [Text Block]	What did the Fund invest in? (as of December 31, 2025) Sector Type - Investments (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
U.S. Treasury Note/Bond, Interest Rate: 4.13%, Maturity: 6/15/26	21.4
U.S. Treasury Note/Bond, Interest Rate: 4.38%, Maturity: 12/15/26	21.4
U.S. Treasury Note/Bond, Interest Rate: 4.63%, Maturity: 9/15/26	21.1
U.S. Treasury Note/Bond, Interest Rate: 4.63%, Maturity: 3/16/26	21.1
S&P 500 Index Purchased Call Option, Expiration: 11/20/2026; Exercise Price: $7,075.00	12.0
S&P 500 Index Purchased Call Option, Expiration: 11/20/2026; Exercise Price: $8,600.00	0.4
S&P 500 Index Written Call Option, Expiration: 11/20/2026; Exercise Price: $8,800.00	0.2
S&P 500 Index Purchased Call Option, Expiration: 1/16/2026; Exercise Price: $5,300.00	0.1
S&P 500 Index Purchased Put Option, Expiration: 1/16/2026; Exercise Price: $7,400.00	0.0
S&P 500 Index Written Put Option, Expiration: 1/16/2026; Exercise Price: $5,300.00	0.0